Exhibit 99.2
Deal Loan Count:	475
Report Run Date:	3/2/2021

Loan Level Tape Compare Upload

Loans in Report	8
Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group	Discrepancy Comment
RCKT2110041	######	Debt to Income Ratio (Back)	42.2170	26.1472	Complete	(No Data)	Review calculated higher income than uw. Detailed comments on income calculation in comments to support income calculation and differance in calculated income
RCKT2110061	######	Combined LTV	75.00	73.47	Complete	(No Data)	Appraisal value is $XXX; 1008 shows value as $XXX
RCKT2110061	######	Original LTV	75.00	73.47	Complete	(No Data)	Appraisal value is $XXX; 1008 shows value as $XXX
RCKT2110117	######	Debt to Income Ratio (Back)	39.2990	35.5607	Complete	(No Data)	DTI is 35.5607 - reviewer calculated a higher income for B1 by adding back Schedule C depreciation for a total qualifying income of $17,747.25, tape value of 39.299 is based on income of $16,059.19.
RCKT2110133	######	Debt to Income Ratio (Back)	38.5240	35.3949	Complete	(No Data)	Income and debts match 1008 in file. Unable to determine tape variance.
RCKT2110248	######	Debt to Income Ratio (Back)	29.5220	20.2349	Complete	COMPLETE	Varaince due to updated hgigher salary base per WVOE.
RCKT2110009	######	Debt to Income Ratio (Back)	20.0960	27.2383	Complete	(No Data)
The YTD P&L does not support an increasing trend over the most recent year’s 2019 1120S income. YTD P&L loss thru 10/31/2020: Gross Profit $816,643.90 – Total Expenses $848,970.24 = Net Income (-$32,326.34)/10 = (-$3,232.63/mo.).

RCKT2110320	######	Debt to Income Ratio (Back)	23.9520	29.6374	Complete	(No Data)
Review calculated DTI of 29.64% based on total debt $11,638.84/mo and income $39,270.75/mo (total $471,249/yr). Tape/Lender approved DTI 23.95% based on total debt $11,638.49/mo and income $48,591.42/mo (total $583,097.04/yr). Difference due to calculated income. Borrower YTD WVOE as of 11/13/2020 total income $514,454.85 (total 2019 $424,020.88). Lender calculated income not in-line with documented income.

RCKT2110466	######	Debt to Income Ratio (Back)	34.3570	21.3437	Complete	(No Data)	Variance due to higher B2 base income and bonus calcuations.

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